Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents (including restricted cash, note 3(c))	$ 124,892	$ 64,262
Accounts receivable (note 5)	101,508	90,467
Inventories (note 6)	83,128	51,402
Prepaid expenses	6,997	11,767
Assets held for sale (note 7)	22,039	10,866
Total current assets	338,564	228,764
Long-term investments (note 8)	3,824	3,088
Property, plant and equipment (note 9)	64,420	57,507
Operating lease right-of-use assets (note 13)	28,830	27,962
Intangible assets (note 10)	9,286	11,784
Deferred income tax assets (note 19(b))	11,653	2,140
Goodwill (note 11)	3,121	3,397
Other long-term assets	11,615	11,621
Total assets	471,313	346,263
Current liabilities:
Accounts payable and accrued liabilities (note 12)	99,238	84,599
Current portion of operating lease liabilities (note 13)	4,190	4,476
Short-term debt (note 14)	12,965	23,445
Current portion of long-term debt (note 15)	11,277	16,302
Current portion of long-term royalty payable (note 16)	5,200	7,451
Current portion of warranty liability (note 17)	13,577	10,749
Total current liabilities	146,447	147,022
Long-term operating lease liabilities (note 13)	24,362	23,486
Long-term debt (note 15)	45,125	45,651
Long-term royalty payable (note 16)	4,747	8,591
Warranty liability (note 17)	5,214	8,187
Deferred income tax liabilities (note 19(b))	3,392	3,250
Other long-term liabilities	5,607	6,017
Total liabilities	234,894	242,204
Share capital (note 18):
Unlimited common shares, no par value: 151,722,963 (2019 - 144,069,972) common shares issued and outstanding	1,242,006	1,115,092
Other equity instruments	8,412	7,671
Additional paid-in-capital	11,516	11,516
Accumulated deficit	(992,021)	(1,005,679)
Accumulated other comprehensive loss	(33,494)	(24,541)
Total shareholders' equity	236,419	104,059
Total liabilities and shareholders' equity	471,313	346,263
Commitments and contingencies (note 21)